RELATED PARTIES - Guarantees and similar commitments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Guarantees and similar commitments	₽ 1,634	₽ 1,091	₽ 1,023
Sistema's subsidiaries
RELATED PARTIES
Guarantees and similar commitments	658	14	344
Other related parties
RELATED PARTIES
Guarantees and similar commitments	₽ 976	₽ 1,077	₽ 679